Share-based Compensation	12 Months Ended
Jan. 31, 2021
Share-based Payment Arrangement [Abstract]
Share-based Compensation

NOTE 9 – Share-based compensation

The 2010 Stock Option Plan was approved and adopted by the Board of Directors on August 10, 2010. The plan allows for up to 191,000 shares to be granted to key employees and non-employee consultants after specific objectives are met. The 2007 Stock Option Plan was approved and adopted by the Board of Directors on December 10, 2007. The plan allows for up to 5,000 shares to be granted to key employees and non-employee consultants after specific objectives are met. The 2004 Stock Option Plan was approved and adopted by the Board of Directors on December 27, 2004. The plan allows for up to 1,925 shares to be granted to key employees and non-employee consultants after specific objectives are met. Employees can receive incentive stock options and non-qualified stock options while non-employee consultants can receive only non-qualified stock options. The options granted vest under various provisions using graded vesting, not to exceed four years. The options granted have a term not to exceed ten years from the date of grant or five years for options granted to more than 10% stockholders. The option price set by the Plan Administration shall not be less than the fair market value per share of the common stock on the grant date or 110% of the fair market value per share of the common stock on the grant date for options granted to greater than 10% stockholders. Options remaining available for grant under the 2010 Stock Option Plan at January 31, 2021 and 2020 are 51,417 and 20,417, respectively. Options remaining available for grant under the 2007 Stock Option Plan at January 31, 2021 and 2020 are 425 and 425, respectively. Options remaining available for grant under the 2004 Stock Option Plan at January 31, 2021 and 2020 are 83 and 83, respectively.

The Company granted 30,000 stock options each to four directors (120,000 total) during the year ended January 31, 2020 and recognized $80,421 of compensation expense using the Black-Scholes valuation method with the following assumptions: stock prices of $0.70 to $0.75, exercise price of $1.50, expected term of 5 years, volatility of 180.7% to 181.3%, annual rate of dividends of 0%, and discount rates of 1.59% to 1.85%.

No stock options were granted during the year ended January 31, 2021.

The following tables summarize the Company’s stock option activity during the years ended January 31, 2021 and 2020:

	Number of options	Weighted average exercise price	Weighted average remaining life (years)	Aggregate intrinsic value
Outstanding, January 31, 2019	180,760	$16.378	2.56	$-

Granted	120,000	1.500
Cancelled and/or forfeited	(123,760)	17.054
Exercised	-	-
Outstanding, January 31, 2020	177,000	$5.818	7.20	$-

Granted	-	-
Cancelled and/or forfeited	(31,000)	19.000
Exercised	-	-
Outstanding, January 31, 2021	146,000	$3.019	7.61	$-

Exercisable, January 31, 2021	146,000	$3.019	7.61	$-

The aggregate intrinsic value is calculated based on the stock price of $1.473 and $0.550 per share as of January 31, 2021 and 2020, respectively.

During the years ended January 31, 2021 and 2020, we recognized $0 and $80,421 of compensation expense related to incentive and non-qualified stock options previously granted to officers, employees and consultants.

Share-based compensation expense is reported in our consolidated statements of operations as follows:

	January 31, 2021	January 31, 2020
Geological and geophysical costs	$-	$-
Salaries and benefits	-	80,421
Investor relations	-	-
General and administrative	-	-
	$-	$80,421

At January 31, 2021, there was $0 of unrecognized share-based compensation for all share-based awards outstanding.